SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	May 02, 2020	Oct. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Exercisable price per share			$ 0.625
Warrants issued to purchase common shares			750,000
Total Fair value of warrants			$ 174,000
Term of contract, descriptions			The consulting contract is eighteen months and the warrant term is eighteen months
Common stock shares issued			41,249,783	41,249,783	41,249,783	40,504,005
Interest rate	1.00%		8.00%
Beneficial conversion feature			$ 75,000	$ 0	$ 0	$ 0
Subsequent Event [Member]
Debt instrument face value		$ 450,000
Proceeds from issuance of debt		$ 450,000
Interest rate		8.00%
Beneficial conversion feature		$ 221,250
Debt instrument conversion price, descriptions		The principle and interest of the note is convertible into the Company’s common stock at a purchase price of the lesser of $0.40 per common share at any time after issuance or 25% of the common stock price of a Qualified Offering.
Consulting Services [Member]
Term of contract, descriptions			Consulting services to be rendered over the next 18 months.
Common stock shares issued			1,250,000
Shares isued price per share			$ 0.35